Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Voyage and vessel expenses	$ 163,155	$ 250,557
Interest	60,064	73,817
Payroll and benefits and other	100,606	91,369
Deferred revenue - current	66,027	49,486
Loan from affiliates	4,907	1,595
Accrued Liabilities	$ 394,759	$ 466,824